Leases - Operating Lease Payments under ASC 840 (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 5,826
2020	6,011
2021	6,196
2022	4,696
2023 and thereafter	20,173
Total payments	$ 42,902